Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary shares Series A and A-1 convertible preferred shares CNY (¥) shares	Ordinary shares Series B convertible preferred shares CNY (¥) shares	Ordinary shares Series C Preferred Shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Preferred Shares Series A and A-1 convertible preferred shares CNY (¥) shares	Preferred Shares Series B convertible preferred shares CNY (¥) shares	Additional paid-in capital Series A and A-1 convertible preferred shares CNY (¥)	Additional paid-in capital Series B convertible preferred shares CNY (¥)	Additional paid-in capital Series C Preferred Shares CNY (¥)	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests CNY (¥)	Series C Preferred Shares CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2013				¥ 199		¥ 255,850	¥ 88,241				¥ 6,251,869	¥ 2,648	¥ (268,618)	¥ (4,263,624)				¥ 2,066,565
Balance (in shares) at Dec. 31, 2013 | shares				1,502,933,134	(39,279,042)	191,894,000	59,539,244
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares				¥ 80							29,091,883							29,091,963
Issuance of ordinary shares (in shares) | shares				657,292,997
Issuance of Class A ordinary shares reserved for future exercise of share-based awards				¥ 4	¥ (4)
Issuance of Class A ordinary shares reserved for future exercise of share-based awards ( in shares) | shares				30,000,000	(30,000,000)
Preferred shares redemption value accretion											(7,957,640)							(7,957,640)
Conversion of preferred shares to ordinary shares	¥ 24	¥ 7	¥ 32			¥ (255,850)	¥ (88,241)	¥ 255,826	¥ 88,234	¥ 15,130,871						¥ 15,130,903
Conversion of preferred shares to ordinary shares (in shares) | shares	191,894,000	59,539,244	258,316,305			(191,894,000)	(59,539,244)
Exercise of share-based awards											20,593							20,593
Exercise of share-based awards (in shares) | shares					849,844
Share-based compensation and vesting of share-based awards				¥ 12							4,249,536							4,249,548
Share-based compensation and vesting of share-based awards (in shares) | shares				93,780,970	6,390,905
Net loss														(4,996,358)				(4,996,358)
Foreign currency translation adjustment													(121,612)					(121,612)
Net change in unrealized gains/(losses) on available for sale securities													14,105					14,105
Statutory reserves												12,361		(12,361)
Balance at Dec. 31, 2014				¥ 358	¥ (4)						47,131,172	15,009	(376,125)	(9,272,343)				37,498,067
Balance (in shares) at Dec. 31, 2014 | shares				2,793,756,650	(62,038,293)
Increase (Decrease) in Stockholders' Equity
Exercise of share-based awards					¥ 1						68,009							68,010
Exercise of share-based awards (in shares) | shares					2,694,404
Share-based compensation and vesting of share-based awards											1,193,945							1,193,945
Share-based compensation and vesting of share-based awards (in shares) | shares					7,577,725
Net loss														(9,107,940)	¥ (9,566)			(9,117,506)
Foreign currency translation adjustment													953,573		1,214			954,787
Net change in unrealized gains/(losses) on available for sale securities													(22,622)					(22,622)
Statutory reserves												40,551		(40,551)
Capital injection from non-controlling interests shareholders															146,185			146,185
Balance at Dec. 31, 2015				¥ 358	¥ (3)						48,393,126	55,560	554,826	(18,420,834)	137,833			30,720,866
Balance (in shares) at Dec. 31, 2015 | shares				2,793,756,650	(51,766,164)	0	0
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares				¥ 19							9,592,239							9,592,258
Issuance of ordinary shares (in shares) | shares				144,952,250
Preferred shares redemption value accretion											(444,657)							(444,657)
Exercise of share-based awards					¥ 77,496						(3,293)							74,203
Exercise of share-based awards (in shares) | shares					2,820,648
Share-based compensation and vesting of share-based awards					¥ 78,903						2,264,882							2,343,785
Share-based compensation and vesting of share-based awards (in shares) | shares					8,812,582
Repurchase of ordinary shares					¥ (5,338,276)						(543,880)							(5,882,156)
Repurchase of ordinary shares (in shares) | shares					(62,131,568)
Surrender of ordinary shares by certain shareholder | shares				(1)
Net loss														(3,362,133)	(51,591)		$ (491,678)	(3,413,724)
Foreign currency translation adjustment													943,616					943,616
Net change in unrealized gains/(losses) on available for sale securities													44,951				6,474	44,951
Statutory reserves												77,378		(77,378)
Capital injection from non-controlling interests shareholders															183,720			183,720
Balance at Dec. 31, 2016				¥ 377	¥ (5,181,880)						¥ 59,258,417	¥ 132,938	¥ 1,543,393	¥ (21,860,345)	¥ 269,962		$ 4,920,475	¥ 34,162,862
Balance (in shares) at Dec. 31, 2016 | shares				2,938,708,899	(102,264,502)